Derivative Liabilities (Details) - Schedule of fair value of the IPO warrants and additional warrants	12 Months Ended
Dec. 31, 2022 $ / shares
Derivative Liabilities (Details) - Schedule of fair value of the IPO warrants and additional warrants [Line Items]
Dividend yield
Minimum [Member]
Derivative Liabilities (Details) - Schedule of fair value of the IPO warrants and additional warrants [Line Items]
Expected volatility	77.57%
Exercise price (in Dollars per share)	$ 2,020.00
Share price (in Dollars per share)	$ 1,530
Risk-free interest rate	3.27%
Expected life	3 years
WACC	21.50%
Maximum [Member]
Derivative Liabilities (Details) - Schedule of fair value of the IPO warrants and additional warrants [Line Items]
Expected volatility	78.89%
Exercise price (in Dollars per share)	$ 4,040.00
Share price (in Dollars per share)	$ 1,865
Risk-free interest rate	4.04%
Expected life	4 years 8 months 26 days
WACC	23.30%